UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS High Income Fund

Class A: KHYAX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.64% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA U.S. High Yield Index as the fund's broad-based index in compliance with updated regulatory requirements.

ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The ICE BofA US High Yield Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$9,550	$10,000	$10,000
'14	$9,653	$10,098	$10,114
'14	$9,562	$10,170	$10,042
'14	$9,431	$10,179	$9,894
'15	$9,477	$10,393	$9,962
'15	$9,662	$10,295	$10,200
'15	$9,649	$10,343	$10,146
'15	$9,755	$10,306	$10,267
'15	$9,758	$10,281	$10,298
'15	$9,618	$10,169	$10,141
'15	$9,601	$10,240	$10,079
'15	$9,420	$10,225	$9,900
'15	$9,176	$10,294	$9,646
'15	$9,444	$10,296	$9,909
'15	$9,295	$10,269	$9,688
'15	$9,104	$10,235	$9,438
'16	$8,997	$10,376	$9,289
'16	$9,014	$10,450	$9,332
'16	$9,263	$10,546	$9,744
'16	$9,555	$10,586	$10,134
'16	$9,593	$10,589	$10,207
'16	$9,653	$10,779	$10,317
'16	$9,884	$10,847	$10,578
'16	$10,099	$10,835	$10,814
'16	$10,164	$10,829	$10,883
'16	$10,142	$10,746	$10,918
'16	$10,121	$10,492	$10,874
'16	$10,268	$10,506	$11,088
'17	$10,422	$10,527	$11,237
'17	$10,556	$10,598	$11,412
'17	$10,536	$10,592	$11,388
'17	$10,649	$10,674	$11,517
'17	$10,717	$10,756	$11,620
'17	$10,721	$10,745	$11,632
'17	$10,860	$10,792	$11,766
'17	$10,886	$10,888	$11,763
'17	$10,958	$10,836	$11,869
'17	$10,981	$10,843	$11,915
'17	$11,004	$10,829	$11,883
'17	$11,004	$10,879	$11,918
'18	$11,074	$10,753	$11,994
'18	$10,958	$10,651	$11,883
'18	$10,866	$10,720	$11,809
'18	$10,938	$10,640	$11,888
'18	$10,939	$10,716	$11,886
'18	$10,965	$10,703	$11,927
'18	$11,087	$10,705	$12,060
'18	$11,184	$10,774	$12,148
'18	$11,235	$10,705	$12,218
'18	$11,045	$10,620	$12,018
'18	$10,975	$10,684	$11,909
'18	$10,733	$10,880	$11,648
'19	$11,224	$10,995	$12,183
'19	$11,423	$10,989	$12,389
'19	$11,524	$11,200	$12,510
'19	$11,670	$11,203	$12,685
'19	$11,519	$11,402	$12,524
'19	$11,840	$11,545	$12,831
'19	$11,913	$11,570	$12,897
'19	$11,986	$11,870	$12,947
'19	$12,033	$11,807	$12,988
'19	$12,081	$11,842	$13,018
'19	$12,129	$11,836	$13,054
'19	$12,306	$11,828	$13,326
'20	$12,277	$12,056	$13,327
'20	$12,067	$12,273	$13,120
'20	$10,852	$12,201	$11,576
'20	$11,288	$12,417	$12,016
'20	$11,831	$12,475	$12,562
'20	$11,798	$12,554	$12,681
'20	$12,450	$12,741	$13,283
'20	$12,524	$12,638	$13,415
'20	$12,360	$12,632	$13,276
'20	$12,460	$12,575	$13,336
'20	$12,854	$12,699	$13,871
'20	$13,036	$12,716	$14,136
'21	$13,030	$12,625	$14,190
'21	$13,051	$12,443	$14,239
'21	$13,073	$12,287	$14,264
'21	$13,204	$12,384	$14,421
'21	$13,254	$12,425	$14,462
'21	$13,386	$12,512	$14,659
'21	$13,408	$12,652	$14,711
'21	$13,458	$12,628	$14,794
'21	$13,452	$12,519	$14,797
'21	$13,419	$12,515	$14,770
'21	$13,302	$12,552	$14,616
'21	$13,549	$12,520	$14,892
'22	$13,206	$12,250	$14,486
'22	$13,116	$12,114	$14,361
'22	$13,027	$11,777	$14,218
'22	$12,594	$11,330	$13,706
'22	$12,676	$11,403	$13,740
'22	$11,838	$11,224	$12,806
'22	$12,554	$11,499	$13,576
'22	$12,229	$11,174	$13,244
'22	$11,788	$10,691	$12,717
'22	$12,163	$10,552	$13,079
'22	$12,422	$10,940	$13,322
'22	$12,310	$10,891	$13,223
'23	$12,752	$11,226	$13,740
'23	$12,543	$10,936	$13,563
'23	$12,753	$11,214	$13,714
'23	$12,846	$11,282	$13,848
'23	$12,698	$11,159	$13,716
'23	$12,883	$11,119	$13,939
'23	$13,039	$11,111	$14,138
'23	$13,074	$11,040	$14,180
'23	$12,924	$10,760	$14,014
'23	$12,712	$10,590	$13,839
'23	$13,276	$11,070	$14,470
'23	$13,719	$11,493	$15,004
'24	$13,725	$11,462	$15,007
'24	$13,731	$11,300	$15,052
'24	$13,896	$11,404	$15,231
'24	$13,774	$11,116	$15,079
'24	$13,942	$11,305	$15,250
'24	$14,046	$11,412	$15,397
'24	$14,280	$11,678	$15,699
'24	$14,483	$11,846	$15,949
'24	$14,687	$12,004	$16,209

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial invesment of $9,550.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.64%	4.07%	4.40%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	8.53%	3.11%	3.92%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRA-A

R-102966-1 (11/24)

DWS High Income Fund

Class C: KHYCX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.75%

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 12.74% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA U.S. High Yield Index as the fund's broad-based index in compliance with updated regulatory requirements.

ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The ICE BofA US High Yield Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,081	$10,098	$10,114
'14	$10,000	$10,170	$10,042
'14	$9,857	$10,179	$9,894
'15	$9,898	$10,393	$9,962
'15	$10,064	$10,295	$10,200
'15	$10,044	$10,343	$10,146
'15	$10,148	$10,306	$10,267
'15	$10,165	$10,281	$10,298
'15	$9,993	$10,169	$10,141
'15	$9,989	$10,240	$10,079
'15	$9,795	$10,225	$9,900
'15	$9,536	$10,294	$9,646
'15	$9,807	$10,296	$9,909
'15	$9,626	$10,269	$9,688
'15	$9,422	$10,235	$9,438
'16	$9,305	$10,376	$9,289
'16	$9,339	$10,450	$9,332
'16	$9,567	$10,546	$9,744
'16	$9,884	$10,586	$10,134
'16	$9,917	$10,589	$10,207
'16	$9,951	$10,779	$10,317
'16	$10,182	$10,847	$10,578
'16	$10,396	$10,835	$10,814
'16	$10,457	$10,829	$10,883
'16	$10,450	$10,746	$10,918
'16	$10,399	$10,492	$10,874
'16	$10,565	$10,506	$11,088
'17	$10,694	$10,527	$11,237
'17	$10,847	$10,598	$11,412
'17	$10,797	$10,592	$11,388
'17	$10,906	$10,674	$11,517
'17	$10,992	$10,756	$11,620
'17	$10,988	$10,745	$11,632
'17	$11,123	$10,792	$11,766
'17	$11,120	$10,888	$11,763
'17	$11,210	$10,836	$11,869
'17	$11,226	$10,843	$11,915
'17	$11,219	$10,829	$11,883
'17	$11,236	$10,879	$11,918
'18	$11,276	$10,753	$11,994
'18	$11,151	$10,651	$11,883
'18	$11,050	$10,720	$11,809
'18	$11,140	$10,640	$11,888
'18	$11,134	$10,716	$11,886
'18	$11,153	$10,703	$11,927
'18	$11,245	$10,705	$12,060
'18	$11,336	$10,774	$12,148
'18	$11,404	$10,705	$12,218
'18	$11,204	$10,620	$12,018
'18	$11,102	$10,684	$11,909
'18	$10,851	$10,880	$11,648
'19	$11,364	$10,995	$12,183
'19	$11,533	$10,989	$12,389
'19	$11,628	$11,200	$12,510
'19	$11,768	$11,203	$12,685
'19	$11,608	$11,402	$12,524
'19	$11,924	$11,545	$12,831
'19	$11,988	$11,570	$12,897
'19	$12,078	$11,870	$12,947
'19	$12,118	$11,807	$12,988
'19	$12,132	$11,842	$13,018
'19	$12,173	$11,836	$13,054
'19	$12,367	$11,828	$13,326
'20	$12,305	$12,056	$13,327
'20	$12,087	$12,273	$13,120
'20	$10,889	$12,201	$11,576
'20	$11,318	$12,417	$12,016
'20	$11,827	$12,475	$12,562
'20	$11,814	$12,554	$12,681
'20	$12,430	$12,741	$13,283
'20	$12,496	$12,638	$13,415
'20	$12,350	$12,632	$13,276
'20	$12,415	$12,575	$13,336
'20	$12,826	$12,699	$13,871
'20	$12,999	$12,716	$14,136
'21	$12,984	$12,625	$14,190
'21	$12,997	$12,443	$14,239
'21	$13,011	$12,287	$14,264
'21	$13,132	$12,384	$14,421
'21	$13,145	$12,425	$14,462
'21	$13,295	$12,512	$14,659
'21	$13,308	$12,652	$14,711
'21	$13,348	$12,628	$14,794
'21	$13,334	$12,519	$14,797
'21	$13,293	$12,515	$14,770
'21	$13,140	$12,552	$14,616
'21	$13,376	$12,520	$14,892
'22	$13,028	$12,250	$14,486
'22	$12,932	$12,114	$14,361
'22	$12,863	$11,777	$14,218
'22	$12,429	$11,330	$13,706
'22	$12,501	$11,403	$13,740
'22	$11,669	$11,224	$12,806
'22	$12,336	$11,499	$13,576
'22	$12,009	$11,174	$13,244
'22	$11,596	$10,691	$12,717
'22	$11,956	$10,552	$13,079
'22	$12,202	$10,940	$13,322
'22	$12,084	$10,891	$13,223
'23	$12,479	$11,226	$13,740
'23	$12,297	$10,936	$13,563
'23	$12,494	$11,214	$13,714
'23	$12,547	$11,282	$13,848
'23	$12,394	$11,159	$13,716
'23	$12,596	$11,119	$13,939
'23	$12,740	$11,111	$14,138
'23	$12,766	$11,040	$14,180
'23	$12,611	$10,760	$14,014
'23	$12,397	$10,590	$13,839
'23	$12,938	$11,070	$14,470
'23	$13,360	$11,493	$15,004
'24	$13,357	$11,462	$15,007
'24	$13,355	$11,300	$15,052
'24	$13,475	$11,404	$15,231
'24	$13,380	$11,116	$15,079
'24	$13,534	$11,305	$15,250
'24	$13,626	$11,412	$15,397
'24	$13,843	$11,678	$15,699
'24	$14,030	$11,846	$15,949
'24	$14,218	$12,004	$16,209

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	12.74%	3.25%	3.58%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.74%	3.25%	3.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRA-C

R-102966-1 (11/24)

DWS High Income Fund

Class R6: KHYQX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 13.98% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA U.S. High Yield Index as the fund's broad-based index in compliance with updated regulatory requirements.

ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The ICE BofA US High Yield Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,091	$10,098	$10,114
'14	$10,019	$10,170	$10,042
'14	$9,884	$10,179	$9,894
'15	$9,935	$10,393	$9,962
'15	$10,131	$10,295	$10,200
'15	$10,098	$10,343	$10,146
'15	$10,212	$10,306	$10,267
'15	$10,217	$10,281	$10,298
'15	$10,073	$10,169	$10,141
'15	$10,056	$10,240	$10,079
'15	$9,889	$10,225	$9,900
'15	$9,613	$10,294	$9,646
'15	$9,895	$10,296	$9,909
'15	$9,741	$10,269	$9,688
'15	$9,542	$10,235	$9,438
'16	$9,430	$10,376	$9,289
'16	$9,472	$10,450	$9,332
'16	$9,711	$10,546	$9,744
'16	$10,018	$10,586	$10,134
'16	$10,082	$10,589	$10,207
'16	$10,124	$10,779	$10,317
'16	$10,367	$10,847	$10,578
'16	$10,594	$10,835	$10,814
'16	$10,664	$10,829	$10,883
'16	$10,666	$10,746	$10,918
'16	$10,645	$10,492	$10,874
'16	$10,800	$10,506	$11,088
'17	$10,940	$10,527	$11,237
'17	$11,105	$10,598	$11,412
'17	$11,062	$10,592	$11,388
'17	$11,182	$10,674	$11,517
'17	$11,279	$10,756	$11,620
'17	$11,285	$10,745	$11,632
'17	$11,433	$10,792	$11,766
'17	$11,439	$10,888	$11,763
'17	$11,541	$10,836	$11,869
'17	$11,568	$10,843	$11,915
'17	$11,570	$10,829	$11,883
'17	$11,598	$10,879	$11,918
'18	$11,649	$10,753	$11,994
'18	$11,530	$10,651	$11,883
'18	$11,460	$10,720	$11,809
'18	$11,538	$10,640	$11,888
'18	$11,542	$10,716	$11,886
'18	$11,572	$10,703	$11,927
'18	$11,703	$10,705	$12,060
'18	$11,809	$10,774	$12,148
'18	$11,864	$10,705	$12,218
'18	$11,667	$10,620	$12,018
'18	$11,570	$10,684	$11,909
'18	$11,344	$10,880	$11,648
'19	$11,864	$10,995	$12,183
'19	$12,050	$10,989	$12,389
'19	$12,159	$11,200	$12,510
'19	$12,316	$11,203	$12,685
'19	$12,159	$11,402	$12,524
'19	$12,501	$11,545	$12,831
'19	$12,581	$11,570	$12,897
'19	$12,661	$11,870	$12,947
'19	$12,741	$11,807	$12,988
'19	$12,768	$11,842	$13,018
'19	$12,822	$11,836	$13,054
'19	$13,038	$11,828	$13,326
'20	$12,984	$12,056	$13,327
'20	$12,764	$12,273	$13,120
'20	$11,482	$12,201	$11,576
'20	$11,946	$12,417	$12,016
'20	$12,524	$12,475	$12,562
'20	$12,520	$12,554	$12,681
'20	$13,186	$12,741	$13,283
'20	$13,267	$12,638	$13,415
'20	$13,124	$12,632	$13,276
'20	$13,205	$12,575	$13,336
'20	$13,655	$12,699	$13,871
'20	$13,822	$12,716	$14,136
'21	$13,819	$12,625	$14,190
'21	$13,844	$12,443	$14,239
'21	$13,899	$12,287	$14,264
'21	$14,041	$12,384	$14,421
'21	$14,068	$12,425	$14,462
'21	$14,211	$12,512	$14,659
'21	$14,239	$12,652	$14,711
'21	$14,295	$12,628	$14,794
'21	$14,293	$12,519	$14,797
'21	$14,262	$12,515	$14,770
'21	$14,140	$12,552	$14,616
'21	$14,406	$12,520	$14,892
'22	$14,045	$12,250	$14,486
'22	$13,953	$12,114	$14,361
'22	$13,861	$11,777	$14,218
'22	$13,404	$11,330	$13,706
'22	$13,495	$11,403	$13,740
'22	$12,606	$11,224	$12,806
'22	$13,371	$11,499	$13,576
'22	$13,030	$11,174	$13,244
'22	$12,562	$10,691	$12,717
'22	$12,965	$10,552	$13,079
'22	$13,245	$10,940	$13,322
'22	$13,128	$10,891	$13,223
'23	$13,603	$11,226	$13,740
'23	$13,384	$10,936	$13,563
'23	$13,611	$11,214	$13,714
'23	$13,713	$11,282	$13,848
'23	$13,558	$11,159	$13,716
'23	$13,759	$11,119	$13,939
'23	$13,929	$11,111	$14,138
'23	$13,971	$11,040	$14,180
'23	$13,813	$10,760	$14,014
'23	$13,590	$10,590	$13,839
'23	$14,196	$11,070	$14,470
'23	$14,674	$11,493	$15,004
'24	$14,684	$11,462	$15,007
'24	$14,694	$11,300	$15,052
'24	$14,874	$11,404	$15,231
'24	$14,748	$11,116	$15,079
'24	$14,931	$11,305	$15,250
'24	$15,046	$11,412	$15,397
'24	$15,300	$11,678	$15,699
'24	$15,522	$11,846	$15,949
'24	$15,744	$12,004	$16,209

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	13.98%	4.32%	4.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRA-R6

R-102966-1 (11/24)

DWS High Income Fund

Class S: KHYSX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.75%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 13.87% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA U.S. High Yield Index as the fund's broad-based index in compliance with updated regulatory requirements.

ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The ICE BofA US High Yield Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'14	$10,089	$10,098	$10,114
'14	$10,015	$10,170	$10,042
'14	$9,879	$10,179	$9,894
'15	$9,929	$10,393	$9,962
'15	$10,124	$10,295	$10,200
'15	$10,090	$10,343	$10,146
'15	$10,224	$10,306	$10,267
'15	$10,228	$10,281	$10,298
'15	$10,063	$10,169	$10,141
'15	$10,068	$10,240	$10,079
'15	$9,880	$10,225	$9,900
'15	$9,627	$10,294	$9,646
'15	$9,887	$10,296	$9,909
'15	$9,734	$10,269	$9,688
'15	$9,535	$10,235	$9,438
'16	$9,424	$10,376	$9,289
'16	$9,466	$10,450	$9,332
'16	$9,705	$10,546	$9,744
'16	$10,034	$10,586	$10,134
'16	$10,076	$10,589	$10,207
'16	$10,118	$10,779	$10,317
'16	$10,361	$10,847	$10,578
'16	$10,588	$10,835	$10,814
'16	$10,658	$10,829	$10,883
'16	$10,659	$10,746	$10,918
'16	$10,616	$10,492	$10,874
'16	$10,794	$10,506	$11,088
'17	$10,934	$10,527	$11,237
'17	$11,076	$10,598	$11,412
'17	$11,056	$10,592	$11,388
'17	$11,176	$10,674	$11,517
'17	$11,274	$10,756	$11,620
'17	$11,279	$10,745	$11,632
'17	$11,403	$10,792	$11,766
'17	$11,432	$10,888	$11,763
'17	$11,534	$10,836	$11,869
'17	$11,559	$10,843	$11,915
'17	$11,561	$10,829	$11,883
'17	$11,563	$10,879	$11,918
'18	$11,638	$10,753	$11,994
'18	$11,517	$10,651	$11,883
'18	$11,422	$10,720	$11,809
'18	$11,524	$10,640	$11,888
'18	$11,527	$10,716	$11,886
'18	$11,556	$10,703	$11,927
'18	$11,660	$10,705	$12,060
'18	$11,764	$10,774	$12,148
'18	$11,844	$10,705	$12,218
'18	$11,645	$10,620	$12,018
'18	$11,548	$10,684	$11,909
'18	$11,321	$10,880	$11,648
'19	$11,839	$10,995	$12,183
'19	$12,024	$10,989	$12,389
'19	$12,132	$11,200	$12,510
'19	$12,287	$11,203	$12,685
'19	$12,155	$11,402	$12,524
'19	$12,495	$11,545	$12,831
'19	$12,548	$11,570	$12,897
'19	$12,653	$11,870	$12,947
'19	$12,705	$11,807	$12,988
'19	$12,758	$11,842	$13,018
'19	$12,784	$11,836	$13,054
'19	$12,999	$11,828	$13,326
'20	$12,944	$12,056	$13,327
'20	$12,724	$12,273	$13,120
'20	$11,472	$12,201	$11,576
'20	$11,934	$12,417	$12,016
'20	$12,481	$12,475	$12,562
'20	$12,477	$12,554	$12,681
'20	$13,139	$12,741	$13,283
'20	$13,247	$12,638	$13,415
'20	$13,075	$12,632	$13,276
'20	$13,155	$12,575	$13,336
'20	$13,602	$12,699	$13,871
'20	$13,796	$12,716	$14,136
'21	$13,792	$12,625	$14,190
'21	$13,816	$12,443	$14,239
'21	$13,842	$12,287	$14,264
'21	$13,983	$12,384	$14,421
'21	$14,009	$12,425	$14,462
'21	$14,180	$12,512	$14,659
'21	$14,206	$12,652	$14,711
'21	$14,262	$12,628	$14,794
'21	$14,258	$12,519	$14,797
'21	$14,226	$12,515	$14,770
'21	$14,075	$12,552	$14,616
'21	$14,339	$12,520	$14,892
'22	$13,977	$12,250	$14,486
'22	$13,884	$12,114	$14,361
'22	$13,821	$11,777	$14,218
'22	$13,365	$11,330	$13,706
'22	$13,424	$11,403	$13,740
'22	$12,570	$11,224	$12,806
'22	$13,299	$11,499	$13,576
'22	$12,958	$11,174	$13,244
'22	$12,523	$10,691	$12,717
'22	$12,922	$10,552	$13,079
'22	$13,199	$10,940	$13,322
'22	$13,082	$10,891	$13,223
'23	$13,522	$11,226	$13,740
'23	$13,335	$10,936	$13,563
'23	$13,560	$11,214	$13,714
'23	$13,629	$11,282	$13,848
'23	$13,474	$11,159	$13,716
'23	$13,706	$11,119	$13,939
'23	$13,874	$11,111	$14,138
'23	$13,914	$11,040	$14,180
'23	$13,757	$10,760	$14,014
'23	$13,535	$10,590	$13,839
'23	$14,137	$11,070	$14,470
'23	$14,610	$11,493	$15,004
'24	$14,620	$11,462	$15,007
'24	$14,629	$11,300	$15,052
'24	$14,774	$11,404	$15,231
'24	$14,681	$11,116	$15,079
'24	$14,862	$11,305	$15,250
'24	$14,976	$11,412	$15,397
'24	$15,228	$11,678	$15,699
'24	$15,447	$11,846	$15,949
'24	$15,666	$12,004	$16,209

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.87%	4.28%	4.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRA-S

R-102966-1 (11/24)

DWS High Income Fund

Institutional Class: KHYIX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.74%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 13.88% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA US High Yield Index, returned 15.67%.

The Fund’s underperformance stemmed, in part, from its underweights in lower-quality bonds rated CCC and below, since this category delivered returns well in excess of the broader market. On the other hand, the Fund benefited from its positions in bonds that were upgraded to investment-grade status.

Sector allocation also detracted from performance, primarily as a result of underweights in the outperforming retail, and technology industries. It’s important to note, however, that the bulk of the shortfall in these areas was the result of strength in the securities of distressed borrowers that we sought to avoid. On the plus side, selection in the chemicals, electric utilities, and exploration and production subsectors contributed.

At the individual security level, Teva Pharmaceutical Finance Netherlands II BV (0.6%) was a top contributor. The bonds rose in price after the company reached an agreement with the U.S. Department of Justice (DOJ) to settle price-fixing charges, allowing it to focus on growth and deleveraging. The Dutch cable company Ziggo BV (0.6%) and the U.S. utility NRG Energy, Inc. (0.7%) were further contributors of note.

An overweight in Spirit Loyalty Cayman* — the issuing entity for Spirit Airlines — was a notable detractor. The bonds declined in price after the company’s proposed merger with JetBlue was blocked by the DOJ. Additionally, weak operating fundamentals and challenged liquidity raised concerns that the company could struggle to meet its 2025 debt maturities. An underweight in the distressed satellite television provider Dish DBS Corp. (0.5%) and an overweight in the copper mining company First Quantum Minerals, Ltd. (0.2%) detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index a broad-based index that represents the fund’s overall debt market. It replaces the ICE BofA U.S. High Yield Index as the fund's broad-based index in compliance with updated regulatory requirements.

ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The ICE BofA US High Yield Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,008,963	$1,009,828	$1,011,351
'14	$1,001,651	$1,016,992	$1,004,172
'14	$986,114	$1,017,943	$989,402
'15	$993,190	$1,039,288	$996,196
'15	$1,010,649	$1,029,516	$1,019,960
'15	$1,009,440	$1,034,297	$1,014,553
'15	$1,020,770	$1,030,586	$1,026,749
'15	$1,021,212	$1,028,104	$1,029,771
'15	$1,006,827	$1,016,894	$1,014,085
'15	$1,007,313	$1,023,963	$1,007,864
'15	$988,616	$1,022,493	$990,027
'15	$963,249	$1,029,409	$964,645
'15	$989,314	$1,029,580	$990,863
'15	$973,953	$1,026,860	$968,763
'15	$954,153	$1,023,542	$943,783
'16	$943,067	$1,037,627	$928,853
'16	$947,293	$1,044,988	$933,173
'16	$971,318	$1,054,576	$974,423
'16	$1,004,336	$1,058,624	$1,013,359
'16	$1,008,617	$1,058,896	$1,020,670
'16	$1,012,839	$1,077,922	$1,031,736
'16	$1,037,258	$1,084,737	$1,057,794
'16	$1,060,006	$1,083,497	$1,081,355
'16	$1,067,055	$1,082,862	$1,088,349
'16	$1,067,254	$1,074,579	$1,091,750
'16	$1,065,222	$1,049,161	$1,087,444
'16	$1,080,841	$1,050,641	$1,108,825
'17	$1,094,932	$1,052,703	$1,123,706
'17	$1,111,515	$1,059,778	$1,141,224
'17	$1,107,301	$1,059,222	$1,138,827
'17	$1,119,363	$1,067,396	$1,151,716
'17	$1,129,136	$1,075,612	$1,161,960
'17	$1,129,772	$1,074,529	$1,163,193
'17	$1,144,621	$1,079,153	$1,176,639
'17	$1,145,262	$1,088,833	$1,176,322
'17	$1,155,459	$1,083,647	$1,186,877
'17	$1,158,114	$1,084,275	$1,191,508
'17	$1,158,356	$1,082,883	$1,188,329
'17	$1,161,056	$1,087,853	$1,191,793
'18	$1,166,171	$1,075,324	$1,199,435
'18	$1,154,191	$1,065,131	$1,188,252
'18	$1,147,217	$1,071,962	$1,180,916
'18	$1,155,002	$1,063,989	$1,188,772
'18	$1,155,398	$1,071,583	$1,188,604
'18	$1,158,363	$1,070,265	$1,192,710
'18	$1,168,883	$1,070,520	$1,206,036
'18	$1,179,440	$1,077,408	$1,214,771
'18	$1,187,509	$1,070,470	$1,221,831
'18	$1,167,693	$1,062,011	$1,201,814
'18	$1,157,991	$1,068,351	$1,190,905
'18	$1,135,321	$1,087,978	$1,164,790
'19	$1,187,348	$1,099,532	$1,218,282
'19	$1,205,946	$1,098,895	$1,238,853
'19	$1,216,848	$1,119,996	$1,250,992
'19	$1,232,500	$1,120,283	$1,268,495
'19	$1,219,340	$1,140,170	$1,252,370
'19	$1,253,550	$1,154,488	$1,283,080
'19	$1,261,506	$1,157,027	$1,289,652
'19	$1,269,507	$1,187,008	$1,294,683
'19	$1,274,803	$1,180,686	$1,298,789
'19	$1,280,133	$1,184,242	$1,301,805
'19	$1,282,818	$1,183,639	$1,305,360
'19	$1,304,464	$1,182,814	$1,332,645
'20	$1,301,703	$1,205,577	$1,332,702
'20	$1,276,971	$1,227,276	$1,312,045
'20	$1,151,358	$1,220,054	$1,157,636
'20	$1,197,738	$1,241,742	$1,201,649
'20	$1,252,696	$1,247,523	$1,256,160
'20	$1,252,272	$1,255,381	$1,268,093
'20	$1,318,799	$1,274,133	$1,328,271
'20	$1,329,673	$1,263,848	$1,341,548
'20	$1,312,517	$1,263,155	$1,327,643
'20	$1,320,561	$1,257,515	$1,333,633
'20	$1,365,488	$1,269,854	$1,387,091
'20	$1,385,052	$1,271,604	$1,413,580
'21	$1,384,728	$1,262,487	$1,419,033
'21	$1,387,201	$1,244,256	$1,423,924
'21	$1,389,867	$1,228,719	$1,426,449
'21	$1,404,036	$1,238,426	$1,442,055
'21	$1,406,694	$1,242,472	$1,446,218
'21	$1,423,864	$1,251,202	$1,465,907
'21	$1,426,519	$1,265,192	$1,471,132
'21	$1,432,119	$1,262,783	$1,479,362
'21	$1,431,802	$1,251,850	$1,479,673
'21	$1,428,555	$1,251,505	$1,476,968
'21	$1,413,392	$1,255,208	$1,461,635
'21	$1,442,898	$1,251,996	$1,489,222
'22	$1,403,715	$1,225,023	$1,448,614
'22	$1,394,424	$1,211,356	$1,436,078
'22	$1,388,150	$1,177,702	$1,421,764
'22	$1,342,431	$1,133,011	$1,370,552
'22	$1,351,396	$1,140,316	$1,374,033
'22	$1,262,525	$1,122,427	$1,280,638
'22	$1,335,801	$1,149,853	$1,357,576
'22	$1,301,510	$1,117,362	$1,324,396
'22	$1,257,818	$1,069,085	$1,271,714
'22	$1,297,983	$1,055,238	$1,307,893
'22	$1,325,843	$1,094,045	$1,332,218
'22	$1,314,161	$1,089,110	$1,322,279
'23	$1,358,407	$1,122,615	$1,373,962
'23	$1,339,581	$1,093,589	$1,356,338
'23	$1,362,252	$1,121,369	$1,371,408
'23	$1,369,256	$1,128,165	$1,384,772
'23	$1,353,746	$1,115,881	$1,371,582
'23	$1,376,979	$1,111,901	$1,393,892
'23	$1,393,883	$1,111,126	$1,413,813
'23	$1,397,934	$1,104,029	$1,418,019
'23	$1,382,181	$1,075,974	$1,401,357
'23	$1,359,783	$1,058,994	$1,383,858
'23	$1,420,264	$1,106,952	$1,447,032
'23	$1,467,881	$1,149,325	$1,500,432
'24	$1,468,855	$1,146,169	$1,500,720
'24	$1,469,764	$1,129,976	$1,505,163
'24	$1,487,663	$1,140,410	$1,523,092
'24	$1,474,999	$1,111,605	$1,507,862
'24	$1,493,206	$1,130,450	$1,524,972
'24	$1,504,628	$1,141,152	$1,539,691
'24	$1,529,966	$1,167,806	$1,569,905
'24	$1,551,960	$1,184,587	$1,594,877
'24	$1,574,069	$1,200,448	$1,620,939

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	13.88%	4.31%	4.64%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US High Yield Index	15.67%	4.53%	4.95%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	525,239,452
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	113
Total Net Advisory Fees Paid ($)	2,436,783

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Cash Equivalents	3%
Convertible Bonds	1%
Loan Participations and Assignments	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Energy	16%
Communication Services	15%
Industrials	13%
Consumer Discretionary	12%
Materials	10%
Utilities	7%
Health Care	6%
Financials	5%
Information Technology	4%
Consumer Staples	4%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
BBB	4%
BB	60%
B	27%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DHIF-TSRA-I

R-102966-1 (11/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS High income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$87,493	$0	$5,969	$0
2023	$84,071	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$492,566	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$492,566	$0	$498,535
2023	$5,969	$539,907	$0	$545,876

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2024
Annual Financial Statements and Other Information
DWS High Income Fund

Contents
3	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
27	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
44	Tax Information
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS High Income Fund

Investment Portfolioas of September 30, 2024

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.2%
Communication Services 15.1%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	710,000	778,481
REG S, 3.0%, 1/15/2028	EUR	570,000	518,700
144A, 5.75%, 8/15/2029		1,185,000	952,312
Altice France SA:
144A, 5.125%, 1/15/2029		1,651,000	1,159,543
144A, 5.5%, 1/15/2028		1,100,000	799,867
144A, 8.125%, 2/1/2027		910,000	744,138
AMC Entertainment Holdings, Inc., 144A, 7.5%, 2/15/2029		345,000	271,640
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		1,150,000	1,080,054
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		1,230,000	1,114,967
144A, 5.375%, 6/1/2029		8,555,000	8,244,394
144A, 6.375%, 9/1/2029		4,390,000	4,395,202
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		1,230,000	1,100,615
CommScope LLC, 144A, 6.0%, 3/1/2026		600,000	583,500
CommScope Technologies LLC, 144A, 6.0%, 6/15/2025		1,645,000	1,591,538
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		1,245,000	1,175,538
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		5,320,000	3,876,978
144A, 5.0%, 11/15/2031		2,660,000	1,314,521
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		994,000	975,941
144A, 8.875%, 2/1/2030		630,000	633,743
DISH DBS Corp.:
144A, 5.75%, 12/1/2028		2,210,000	1,930,923
7.75%, 7/1/2026		840,000	728,954
DISH Network Corp., 144A, 11.75%, 11/15/2027		1,385,000	1,453,599
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,970,000	1,952,231
5.875%, 11/1/2029		2,225,000	2,208,555
Hughes Satellite Systems Corp., 6.625%, 8/1/2026		650,000	565,733
Iliad Holding SASU:
REG S, 5.625%, 10/15/2028	EUR	480,000	543,662
144A, 6.5%, 10/15/2026		1,359,000	1,373,814
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	3

	Principal Amount ($)(a)		Value ($)
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		605,000	490,248
144A, 6.75%, 10/15/2027		772,000	706,402
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		2,025,000	1,609,875
144A, 10.75%, 12/15/2030		1,575,000	1,728,494
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		1,060,000	949,234
144A, 5.0%, 12/15/2027		1,820,000	1,799,050
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		1,294,000	1,342,619
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		1,580,000	1,509,604
Optics Bidco SpA, Series 2033, 144A, 6.375%, 11/15/2033		626,000	649,337
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		4,260,000	4,115,837
TEGNA, Inc., 4.625%, 3/15/2028		1,920,000	1,832,065
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,000,000	1,955,472
Univision Communications, Inc., 144A, 8.0%, 8/15/2028		2,335,000	2,387,456
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,128,000	992,104
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,005,000	1,922,992
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		570,000	549,345
Vmed O2 U.K. Financing I PLC, 144A, 4.25%, 1/31/2031		1,190,000	1,053,437
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,897,929
Windstream Escrow LLC:
144A, 7.75%, 8/15/2028		1,360,000	1,361,278
144A, 8.25%, 10/1/2031 (c)		515,000	523,566
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		1,005,000	898,915
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		1,876,000	2,002,630
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	1,240,000	1,250,143
Ziggo BV, 144A, 4.875%, 1/15/2030		2,030,000	1,928,943
			79,526,118
Consumer Discretionary 11.9%
Affinity Interactive, 144A, 6.875%, 12/15/2027		770,000	661,965
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		1,210,000	1,110,937
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,853,000	1,769,327
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		305,000	308,635
Carnival Corp., 144A, 5.75%, 3/1/2027		3,970,000	4,020,627
Carvana Co., 144A, 14.0%, 6/1/2031, PIK		2,432,050	2,864,754
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		1,725,000	1,757,006
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		440,000	389,335
The accompanying notes are an integral part of the financial statements.

4	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		1,735,000	1,678,277
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032		1,155,000	1,043,454
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,385,000	1,619,229
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,320,000	1,302,770
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027		1,125,000	1,101,485
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		1,900,000	1,768,043
Macy’s Retail Holdings LLC, 4.5%, 12/15/2034		530,000	444,101
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		500,000	486,339
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		2,615,000	2,591,046
144A, 5.375%, 12/4/2029		850,000	794,053
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		2,510,000	2,407,520
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		3,300,000	3,300,203
144A, 8.125%, 1/15/2029		690,000	737,747
Newell Brands, Inc., 5.7%, 4/1/2026		2,015,000	2,019,945
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		1,520,000	1,384,882
PetSmart, Inc., 144A, 7.75%, 2/15/2029		1,860,000	1,836,128
Phinia, Inc., 144A, 6.625%, 10/15/2032		1,305,000	1,315,774
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	825,000	786,060
144A, 6.25%, Perpetual		400,000	350,440
144A, 9.75%, 4/15/2029		2,910,000	3,175,537
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,455,767
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		960,000	949,167
144A, 6.25%, 3/15/2032		1,000,000	1,037,339
Sabre GLBL, Inc., 144A, 8.625%, 6/1/2027		530,000	521,321
Staples, Inc., 144A, 10.75%, 9/1/2029		1,231,000	1,194,440
Tenneco, Inc., 144A, 8.0%, 11/17/2028		770,000	714,505
TopBuild Corp., 144A, 4.125%, 2/15/2032		880,000	808,791
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		4,585,000	4,671,588
Wayfair LLC, 144A, 7.25%, 10/31/2029 (c)		1,839,000	1,883,982
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		2,500,000	2,674,195
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		2,385,000	2,366,794
			62,303,508
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	5

	Principal Amount ($)(a)		Value ($)
Consumer Staples 3.8%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	913,784
144A, 3.5%, 3/15/2029		1,400,000	1,305,390
Energizer Holdings, Inc., 144A, 4.375%, 3/31/2029		2,320,000	2,197,040
Fiesta Purchaser, Inc.:
144A, 7.875%, 3/1/2031		1,180,000	1,251,822
144A, 9.625%, 9/15/2032		505,000	522,744
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		1,239,000	1,248,565
Sigma Holdco BV:
REG S, 5.75%, 5/15/2026	EUR	582,267	641,669
144A, 7.875%, 5/15/2026 (b)		260,000	258,512
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		3,105,000	2,945,913
TreeHouse Foods, Inc., 4.0%, 9/1/2028		785,000	726,783
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		1,365,000	1,363,506
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	1,265,000	1,323,991
3.6%, 11/20/2025	GBP	3,935,000	5,096,222
			19,795,941
Energy 15.8%
Aethon United BR LP, 144A, 7.5%, 10/1/2029 (c)		2,532,000	2,565,548
Antero Midstream Partners LP, 144A, 6.625%, 2/1/2032		2,080,000	2,152,771
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		1,350,000	1,333,662
144A, 8.25%, 12/31/2028		1,955,000	2,002,847
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		1,745,000	1,808,546
Buckeye Partners LP:
144A, 4.5%, 3/1/2028		1,090,000	1,057,096
144A, 6.875%, 7/1/2029		1,555,000	1,593,206
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,665,000	1,730,716
144A, 8.625%, 11/1/2030		470,000	497,954
144A, 8.75%, 7/1/2031		860,000	910,343
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		1,165,000	1,171,310
144A, 7.25%, 3/1/2032		220,000	231,036
Crescent Energy Finance LLC, 144A, 7.375%, 1/15/2033		2,080,000	2,047,184
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		550,000	578,454
EQM Midstream Partners LP:
144A, 4.75%, 1/15/2031		1,475,000	1,428,254
144A, 6.375%, 4/1/2029		260,000	268,454
The accompanying notes are an integral part of the financial statements.

6	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
144A, 6.5%, 7/1/2027	1,100,000	1,133,114
Global Partners LP, 144A, 8.25%, 1/15/2032	1,255,000	1,301,798
Gulfport Energy Corp., 144A, 6.75%, 9/1/2029	898,000	908,503
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,340,000	1,371,255
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	4,450,000	4,249,076
144A, 5.125%, 6/15/2028	730,000	722,221
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	640,000	622,619
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	1,038,000	1,075,058
144A, 8.875%, 7/15/2028	1,082,000	1,147,572
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	2,815,000	2,913,252
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	1,307,000	1,305,243
Matador Resources Co.:
144A, 6.5%, 4/15/2032	260,000	259,629
144A, 6.875%, 4/15/2028	520,000	528,888
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	1,037,000	1,023,969
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028	1,075,000	1,007,219
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026 (b)	725,000	609,230
144A, 6.75%, 9/15/2025	516,000	494,271
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	1,500,000	1,538,020
144A, 8.375%, 2/15/2032	915,000	942,958
Northern Oil & Gas, Inc.:
144A, 8.125%, 3/1/2028	250,000	251,814
144A, 8.75%, 6/15/2031	540,000	562,688
NuStar Logistics LP, 6.375%, 10/1/2030	4,500,000	4,669,301
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	1,040,000	1,036,464
144A, 6.25%, 2/1/2033	645,000	655,407
144A, 7.0%, 1/15/2032	1,215,000	1,264,004
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	1,500,000	1,496,881
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,240,000	1,294,426
SM Energy Co.:
144A, 6.75%, 8/1/2029	1,235,000	1,240,099
144A, 7.0%, 8/1/2032	1,136,000	1,140,391
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,762,000	1,843,003
Sunoco LP:
4.5%, 4/30/2030	3,845,000	3,684,272
144A, 7.25%, 5/1/2032	560,000	593,610
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	7

	Principal Amount ($)(a)		Value ($)
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027		585,000	584,517
144A, 7.375%, 2/15/2029		1,290,000	1,304,546
Talos Production, Inc.:
144A, 9.0%, 2/1/2029		1,005,000	1,034,809
144A, 9.375%, 2/1/2031		240,000	246,747
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		962,000	984,004
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		1,220,000	1,256,613
Transocean, Inc., 144A, 8.75%, 2/15/2030		1,224,000	1,276,182
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		1,960,000	1,757,853
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		500,000	510,809
144A, 9.0%, Perpetual		2,729,000	2,766,193
144A, 9.5%, 2/1/2029		1,190,000	1,340,541
Vital Energy, Inc., 144A, 7.875%, 4/15/2032		2,155,000	2,087,570
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		3,644,000	3,797,126
			83,211,146
Financials 4.9%
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031		1,197,000	1,209,552
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	1,375,000	1,551,626
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031		900,000	965,742
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		2,110,000	2,105,606
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		1,865,000	1,800,485
144A, 6.875%, 3/1/2032 (b)		850,000	874,753
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		2,395,000	2,400,473
144A, 7.625%, 5/1/2026		680,000	686,070
144A, 12.0%, 10/1/2028		465,000	507,958
Icahn Enterprises LP, 5.25%, 5/15/2027		3,075,000	2,946,593
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		660,000	665,120
Navient Corp., 5.5%, 3/15/2029 (b)		1,175,000	1,139,833
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		1,030,000	1,133,895
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		1,515,000	1,589,097
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		1,135,000	1,133,062
SLM Corp., 3.125%, 11/2/2026		1,685,000	1,619,867
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		2,165,000	2,090,571
The accompanying notes are an integral part of the financial statements.

8	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, (REIT), 6.0%, 4/15/2030 (c)		484,000	484,197
144A, (REIT), 7.25%, 4/1/2029		560,000	587,195
			25,491,695
Health Care 6.1%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		775,000	768,114
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		495,000	471,384
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		880,000	814,965
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		715,000	698,489
144A, 6.125%, 2/1/2027		3,400,000	3,070,778
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	1,350,000	1,477,911
144A, 5.0%, 7/15/2027		740,000	736,336
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		1,000,000	941,280
144A, 4.0%, 3/15/2031		450,000	414,835
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,569,099
144A, 5.25%, 5/15/2030		1,360,000	1,251,615
144A, 5.625%, 3/15/2027		2,715,000	2,671,745
144A, 6.0%, 1/15/2029		480,000	465,979
144A, 6.125%, 4/1/2030		500,000	427,511
Embecta Corp., 144A, 5.0%, 2/15/2030		1,595,000	1,468,601
Encompass Health Corp., 4.625%, 4/1/2031		1,820,000	1,742,742
Endo Finance Holdings, Inc., 144A, 8.5%, 4/15/2031 (b)		1,110,000	1,189,402
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,365,000	1,289,780
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,300,486
Star Parent, Inc., 144A, 9.0%, 10/1/2030		655,000	703,194
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032		560,000	584,513
Tenet Healthcare Corp., 6.875%, 11/15/2031		4,235,000	4,635,313
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	2,975,000	3,299,433
4.5%, 3/1/2025	EUR	214,000	238,006
			32,231,511
Industrials 12.7%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	716,363
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,130,000	1,060,393
144A, 6.0%, 6/1/2029		1,480,000	1,322,608
144A, 9.75%, 7/15/2027		625,000	626,344
American Airlines, Inc., 144A, 5.5%, 4/20/2026		2,470,417	2,463,370
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028 (b)		1,630,000	1,705,115
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		1,585,000	1,549,314
ASGN, Inc., 144A, 4.625%, 5/15/2028		795,000	772,154
ATS Corp., 144A, 4.125%, 12/15/2028		2,710,000	2,551,584
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		3,435,000	3,381,800
Block, Inc.:
3.5%, 6/1/2031		5,305,000	4,837,366
144A, 6.5%, 5/15/2032		2,080,000	2,165,941
Brightline East LLC, 144A, 11.0%, 1/31/2030		555,000	471,776
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		2,370,000	2,460,880
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	1,010,000	1,179,303
REG S, 6.375%, 12/15/2030	EUR	1,370,000	1,599,649
Enviri Corp., 144A, 5.75%, 7/31/2027		1,555,000	1,526,321
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		452,000	462,705
144A, 8.625%, 5/15/2032		1,120,000	1,174,990
144A, 9.0%, 5/15/2028		1,030,000	1,075,601
Garda World Security Corp.:
144A, 8.25%, 8/1/2032		520,000	532,221
144A, 9.5%, 11/1/2027		1,090,000	1,091,432
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028 (b)		1,490,000	1,430,985
144A, 5.125%, 12/15/2026		670,000	668,427
144A, 6.75%, 1/15/2031		2,205,000	2,312,675
Hillenbrand, Inc., 3.75%, 3/1/2031		1,690,000	1,511,803
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		1,415,000	1,476,568
Masterbrand, Inc., 144A, 7.0%, 7/15/2032		2,312,000	2,422,599
Moog, Inc., 144A, 4.25%, 12/15/2027		3,525,000	3,423,191
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		940,000	866,471
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		980,000	931,173
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,256,788
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,049,550
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		1,100,000	1,193,337
Stena International SA, 144A, 7.25%, 1/15/2031		2,965,000	3,115,717
Terex Corp., 144A, 6.25%, 10/15/2032 (c)		221,000	221,000
TransDigm, Inc.:
4.625%, 1/15/2029		1,377,000	1,329,680
The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
4.875%, 5/1/2029		1,340,000	1,304,656
5.5%, 11/15/2027		1,700,000	1,694,158
144A, 6.375%, 3/1/2029		340,000	350,785
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,185,000	1,240,476
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,300,974
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030		635,000	545,551
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		1,520,000	1,579,926
			66,953,720
Information Technology 3.9%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		1,260,000	1,219,212
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		1,690,000	1,790,653
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		2,250,000	2,351,923
144A, 9.0%, 9/30/2029		2,725,000	2,772,988
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		975,000	1,031,432
McAfee Corp., 144A, 7.375%, 2/15/2030		1,885,000	1,838,549
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		2,110,000	2,070,980
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		3,100,000	3,036,605
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,431,700
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		1,600,000	1,522,578
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,219,295
			20,285,915
Materials 10.4%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		2,490,000	2,654,402
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	955,000	905,406
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		845,000	761,721
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		685,000	774,200
Ashland, Inc., 144A, 3.375%, 9/1/2031		1,540,000	1,367,174
Avient Corp., 144A, 6.25%, 11/1/2031		1,883,000	1,930,316
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	870,722
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		1,425,000	1,531,899
Chemours Co., 144A, 5.75%, 11/15/2028		720,000	683,938
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,703,663
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		638,000	592,909
144A, 6.75%, 4/15/2030		960,000	976,176
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		1,335,000	1,355,616
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		2,455,000	2,075,188
Constellium SE, 144A, 3.75%, 4/15/2029		626,000	584,596
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		1,405,000	1,339,368
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		520,000	514,119
144A, 9.375%, 3/1/2029		500,000	529,972
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		950,000	887,684
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030		1,700,000	1,591,856
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		2,280,000	2,260,327
Intelligent Packaging Ltd. Finco, Inc., 144A, 6.0%, 9/15/2028		766,000	759,505
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	124,000	136,837
REG S, 9.5%, 3/15/2029	EUR	1,264,000	1,530,110
LABL, Inc.:
144A, 8.25%, 11/1/2029		1,850,000	1,669,494
144A, 9.5%, 11/1/2028		230,000	237,654
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		960,000	933,735
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,580,000	1,596,032
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		2,195,000	2,337,211
Novelis Corp., 144A, 3.25%, 11/15/2026		2,700,000	2,605,427
Olin Corp., 5.0%, 2/1/2030		4,645,000	4,536,744
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	810,000	867,789
144A, 5.375%, 10/1/2029	EUR	245,000	256,578
SCIL IV LLC, 144A, 5.375%, 11/1/2026		3,135,000	3,096,066
Sealed Air Corp.:
144A, 6.5%, 7/15/2032		1,035,000	1,067,257
144A, 7.25%, 2/15/2031		2,260,000	2,391,957
SNF Group SACA, 144A, 3.125%, 3/15/2027		615,000	585,543
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,215,000	1,275,114
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		695,000	771,536
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		850,000	794,061
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,204,896
			54,544,798
Real Estate 2.0%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		1,355,000	1,291,459
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027		2,135,000	2,118,920
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	1,340,000	1,451,048
(REIT), 4.625%, 8/1/2029		1,470,000	1,182,369
The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032	765,000	790,571
SBA Communications Corp., (REIT), 3.125%, 2/1/2029	1,675,000	1,548,194
Uniti Group LP, 144A, (REIT), 4.75%, 4/15/2028	2,390,000	2,217,086
		10,599,647
Utilities 5.6%
AmeriGas Partners LP, 5.75%, 5/20/2027	1,445,000	1,418,225
Calpine Corp.:
144A, 3.75%, 3/1/2031	590,000	546,705
144A, 4.5%, 2/15/2028	2,850,000	2,782,709
Edison International, 8.125%, 6/15/2053	1,370,000	1,438,508
Electricite de France SA, 144A, 9.125%, Perpetual	2,725,000	3,101,851
Ferrellgas LP, 144A, 5.875%, 4/1/2029	1,210,000	1,132,306
Lightning Power LLC, 144A, 7.25%, 8/15/2032	3,315,000	3,485,845
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)	945,000	996,388
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	1,984,418
144A, 3.875%, 2/15/2032	1,705,000	1,553,351
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	2,480,000	2,399,122
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	930,000	1,013,534
TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030	1,980,000	1,894,935
144A, 5.0%, 1/31/2028	800,000	791,474
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	522,341	516,936
Vistra Corp., 144A, 7.0%, Perpetual	2,410,000	2,460,138
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	1,900,000	1,838,967
		29,355,412
Total Corporate Bonds (Cost $475,122,620)		484,299,411
Convertible Bonds 1.0%
Utilities
NextEra Energy Partners LP, 144A, 2.5%, 6/15/2026 (Cost $5,269,596)	5,600,000	5,263,761
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.917% (d), 12/24/2024	350,000	346,319
4.998% (d), 11/21/2024	350,000	347,705
Total Government & Agency Obligations (Cost 693,506)		694,024
Loan Participations and Assignments 0.5%
Senior Loans (e)
Altice Financing SA, Term Loan, 10/31/2027 (f)	1,160,000	1,057,050
Endo Luxembourg Finance Co. I SARL, Term Loan B, 4/23/2031 (f)	840,000	840,260
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.945%, 6/30/2028	620,000	591,545
Total Loan Participations and Assignments (Cost $2,471,257)		2,488,855

	Shares	Value ($)
Exchange-Traded Funds 3.5%
iShares Broad USD High Yield Corporate Bond ETF	280,000	10,542,000
SPDR Bloomberg High Yield Bond ETF (b)	80,000	7,823,200
Total Exchange-Traded Funds (Cost $17,998,443)		18,365,200
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	8,853
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	123,993
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (h) (i) (Cost $13,195,082)	13,195,082	13,195,082
The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

	Shares	Value ($)
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.93% (h) (Cost $17,521,903)	17,521,903	17,521,903

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $533,754,938)	103.2	541,961,082
Other Assets and Liabilities, Net	(3.2)	(16,721,630)
Net Assets	100.0	525,239,452
A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (h) (i)
24,914,079	—	11,718,997 (j)	—	—	190,664	—	13,195,082	13,195,082
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.93% (h)
13,491,922	284,705,954	280,675,973	—	—	780,839	—	17,521,903	17,521,903
38,406,001	284,705,954	292,394,970	—	—	971,503	—	30,716,985	30,716,985

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $12,828,326, which is 2.4% of net assets.

(c)	When-issued security.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)
Variable or floating rate security. These securities are shown at their current rate as of
September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	All or a portion of the security represents unsettled loan commitments at September 30, 2024 where the rate will be determined at the time of settlement.
(g)	Investment was valued using significant unobservable inputs.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	21,607,550	USD	24,120,011	10/31/2024	34,498	State Street Bank and Trust
EUR	472,487	USD	527,602	10/31/2024	930	State Street Bank and Trust
GBP	1,502,499	USD	2,012,034	10/31/2024	3,299	State Street Bank and Trust
Total unrealized appreciation					38,727

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,219,139	USD	1,629,288	10/31/2024	(615)	State Street Bank and Trust
USD	934,262	EUR	835,696	10/31/2024	(2,728)	State Street Bank and Trust
USD	1,321,871	EUR	1,185,392	10/31/2024	(537)	State Street Bank and Trust
Total unrealized depreciation					(3,880)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$484,299,411	$—	$484,299,411
Convertible Bonds	—	5,263,761	—	5,263,761
Government & Agency Obligations	—	694,024	—	694,024
Loan Participations and Assignments	—	2,488,855	—	2,488,855
Exchange-Traded Funds	18,365,200	—	—	18,365,200
Common Stocks	8,853	—	—	8,853
Warrants	—	—	123,993	123,993
Short-Term Investments (a)	30,716,985	—	—	30,716,985
Derivatives (b)
Forward Foreign Currency Contracts	—	38,727	—	38,727
Total	$49,091,038	$492,784,778	$123,993	$541,999,809

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(3,880)	$—	$(3,880)
Total	$—	$(3,880)	$—	$(3,880)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

Statement of Assets and Liabilities
as of September 30, 2024

Assets
Investments in non-affiliated securities, at value (cost $503,037,953) — including $12,828,326 of securities loaned	$511,244,097
Investment in DWS Government & Agency Securities Portfolio (cost $13,195,082)*	13,195,082
Investment in DWS Central Cash Management Government Fund (cost $17,521,903)	17,521,903
Cash	1,093,620
Foreign currency, at value (cost $70,105)	70,234
Receivable for investments sold	6,054,917
Receivable for investments sold — when-issued securities	754,331
Receivable for Fund shares sold	256,869
Interest receivable	7,984,594
Affiliated securities lending income receivable	2,563
Unrealized appreciation on forward foreign currency contracts	38,727
Other assets	34,561
Total assets	558,251,498
Liabilities
Payable upon return of securities loaned	13,195,082
Payable for investments purchased	12,506,448
Payable for investments purchased — when-issued securities	6,392,219
Payable for Fund shares redeemed	222,613
Unrealized depreciation on forward foreign currency contracts	3,880
Accrued management fee	199,918
Accrued Trustees' fees	5,565
Other accrued expenses and payables	486,321
Total liabilities	33,012,046
Net assets, at value	$525,239,452
Net Assets Consist of
Distributable earnings (loss)	(85,514,856)
Paid-in capital	610,754,308
Net assets, at value	$525,239,452
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

Statement of Assets and Liabilities as of September 30, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($427,623,360 ÷ 95,716,567 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.47
Maximum offering price per share (100 ÷ 95.50 of $4.47)	$4.68
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,272,155 ÷ 954,438 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.48
Class R6
Net Asset Value, offering and redemption price per share ($1,020,581 ÷ 228,422 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.47
Class S
Net Asset Value, offering and redemption price per share ($17,516,025 ÷ 3,913,643 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.48
Institutional Class
Net Asset Value, offering and redemption price per share ($74,807,331 ÷ 16,712,414 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.48
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

Statement of Operations
for the year ended September 30, 2024

Investment Income
Income:
Interest	$35,102,280
Dividends	934,674
Income distributions — DWS Central Cash Management Government Fund	780,839
Affiliated securities lending income	190,664
Total income	37,008,457
Expenses:
Management fee	2,436,783
Administration fee	509,096
Services to shareholders	632,386
Distribution and service fees	1,043,128
Custodian fee	9,614
Professional fees	109,161
Reports to shareholders	58,592
Registration fees	87,652
Trustees' fees and expenses	21,566
Other	45,677
Total expenses before expense reductions	4,953,655
Expense reductions	(5,330)
Total expenses after expense reductions	4,948,325
Net investment income	32,060,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,570,654)
Forward foreign currency contracts	(1,121,782)
Foreign currency	57,014
Payments by affiliates (see Note H)	4
(11,635,418)
Change in net unrealized appreciation (depreciation) on:
Investments	46,876,925
Forward foreign currency contracts	102,850
Foreign currency	7,500
46,987,275
Net gain (loss)	35,351,857
Net increase (decrease) in net assets resulting from operations	$67,411,989
The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$32,060,132	$31,434,699
Net realized gain (loss)	(11,635,418)	(17,927,791)
Change in net unrealized appreciation (depreciation)	46,987,275	38,299,300
Net increase (decrease) in net assets resulting from operations	67,411,989	51,806,208
Distributions to shareholders:
Class A	(25,913,452)	(25,734,157)
Class C	(241,167)	(275,424)
Class R	(80,235)*	(140,854)
Class R6	(71,099)	(48,193)
Class S	(1,096,893)	(1,325,809)
Institutional Class	(4,632,126)	(4,946,656)
Total distributions	(32,034,972)	(32,471,093)
Fund share transactions:
Proceeds from shares sold	92,235,500	117,747,119
Reinvestment of distributions	29,443,858	29,794,507
Payments for shares redeemed	(160,485,023)	(213,787,485)
Net increase (decrease) in net assets from Fund share transactions	(38,805,665)	(66,245,859)
Increase (decrease) in net assets	(3,428,648)	(46,910,744)
Net assets at beginning of period	528,668,100	575,578,844
Net assets at end of period	$525,239,452	$528,668,100

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

Financial Highlights
DWS High Income Fund — Class A
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.18	$4.04	$4.84	$4.65	$4.75
Income (loss) from investment operations:
Net investment income[a]	.26	.23	.20	.20	.21
Net realized and unrealized gain (loss)	.29	.15	(.78 )	.21	(.09 )
Total from investment operations	.55	.38	(.58 )	.41	.12
Less distributions from:
Net investment income	(.26 )	(.24 )	(.22 )	(.22 )	(.22 )
Net realized gains	—	(.00 )*	—	—	—
Total distributions	(.26 )	(.24 )	(.22 )	(.22 )	(.22 )
Net asset value, end of period	$4.47	$4.18	$4.04	$4.84	$4.65
Total Return (%)[b]	13.64	9.64	(12.38)	8.84	2.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	428	427	444	579	588
Ratio of expenses (%)	.98	.98	.96	.94	.95
Ratio of net investment income (%)	6.07	5.57	4.34	4.21	4.60
Portfolio turnover rate (%)	113	49	37	68	97

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

DWS High Income Fund — Class C
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76
Income (loss) from investment operations:
Net investment income[a]	.23	.20	.16	.17	.18
Net realized and unrealized gain (loss)	.29	.15	(.78 )	.20	(.10 )
Total from investment operations	.52	.35	(.62 )	.37	.08
Less distributions from:
Net investment income	(.23 )	(.21 )	(.18 )	(.18 )	(.18 )
Net realized gains	—	(.00 )*	—	—	—
Total distributions	(.23 )	(.21 )	(.18 )	(.18 )	(.18 )
Net asset value, end of period	$4.48	$4.19	$4.05	$4.85	$4.66
Total Return (%)[b]	12.74 [c]	8.76 [c]	(13.04)[c]	7.97	1.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	5	6	9	16
Ratio of expenses before expense reductions (%)	1.79	1.79	1.76	1.73	1.74
Ratio of expenses after expense reductions (%)	1.75	1.75	1.75	1.73	1.74
Ratio of net investment income (%)	5.30	4.80	3.52	3.44	3.80
Portfolio turnover rate (%)	113	49	37	68	97

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

DWS High Income Fund — Class R6
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.18	$4.04	$4.84	$4.66	$4.76
Income (loss) from investment operations:
Net investment income[a]	.28	.25	.21	.21	.22
Net realized and unrealized gain (loss)	.29	.14	(.78 )	.20	(.09 )
Total from investment operations	.57	.39	(.57 )	.41	.13
Less distributions from:
Net investment income	(.28 )	(.25 )	(.23 )	(.23 )	(.23 )
Net realized gains	—	(.00 )*	—	—	—
Total distributions	(.28 )	(.25 )	(.23 )	(.23 )	(.23 )
Net asset value, end of period	$4.47	$4.18	$4.04	$4.84	$4.66
Total Return (%)	13.98	9.96	(12.11)	8.91	3.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,021	1,127	662	698	150
Ratio of expenses (%)	.66	.68	.66	.65	.69
Ratio of net investment income (%)	6.39	5.91	4.65	4.43	4.85
Portfolio turnover rate (%)	113	49	37	68	97

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

DWS High Income Fund — Class S
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76
Income (loss) from investment operations:
Net investment income[a]	.27	.24	.21	.21	.22
Net realized and unrealized gain (loss)	.29	.15	(.78 )	.21	(.09 )
Total from investment operations	.56	.39	(.57 )	.42	.13
Less distributions from:
Net investment income	(.27 )	(.25 )	(.23 )	(.23 )	(.23 )
Net realized gains	—	(.00 )*	—	—	—
Total distributions	(.27 )	(.25 )	(.23 )	(.23 )	(.23 )
Net asset value, end of period	$4.48	$4.19	$4.05	$4.85	$4.66
Total Return (%)	13.87 [b]	9.86 [b]	(12.17)[b]	9.05 [b]	2.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	17	38	38	32
Ratio of expenses before expense reductions (%)	.76	.79	.78	.78	.76
Ratio of expenses after expense reductions (%)	.75	.75	.75	.77	.76
Ratio of net investment income (%)	6.30	5.74	4.57	4.38	4.77
Portfolio turnover rate (%)	113	49	37	68	97

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	25

DWS High Income Fund — Institutional Class
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76
Income (loss) from investment operations:
Net investment income[a]	.27	.24	.21	.21	.22
Net realized and unrealized gain (loss)	.29	.15	(.78 )	.21	(.09 )
Total from investment operations	.56	.39	(.57 )	.42	.13
Less distributions from:
Net investment income	(.27 )	(.25 )	(.23 )	(.23 )	(.23 )
Net realized gains	—	(.00 )*	—	—	—
Total distributions	(.27 )	(.25 )	(.23 )	(.23 )	(.23 )
Net asset value, end of period	$4.48	$4.19	$4.05	$4.85	$4.66
Total Return (%)	13.88	9.89	(12.15)	9.09	2.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	76	85	171	154
Ratio of expenses (%)	.74	.74	.71	.73	.71
Ratio of net investment income (%)	6.32	5.80	4.54	4.41	4.82
Portfolio turnover rate (%)	113	49	37	68	97

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

26	|	DWS High Income Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS High Income Fund	|	27

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked

28	|	DWS High Income Fund

quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually

DWS High Income Fund	|	29

received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of September 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

30	|	DWS High Income Fund

Remaining Contractual Maturity of the Agreements as of September 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$5,464,457	$—	$—	$—	$5,464,457
Exchange-Traded Funds	7,730,625	—	—	—	7,730,625
Total Borrowings	$13,195,082	$—	$—	$—	$13,195,082
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$13,195,082
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2024, the Fund had net tax basis capital loss carryforwards of $95,635,197, including short-term losses ($12,770,830) and long-term losses ($82,864,367), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available

DWS High Income Fund	|	31

capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At September 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$2,998,388
Capital loss carryforwards	$(95,635,197)
Net unrealized appreciation (depreciation) on investments	$7,122,537
At September 30, 2024, the aggregate cost of investments for federal income tax purposes was $534,838,545. The net unrealized appreciation for all investments based on tax cost was $7,122,537. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $15,083,888 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,961,351.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2024	2023
Distributions from ordinary income*	$32,034,972	$32,471,093

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

32	|	DWS High Income Fund

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended September 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of September 30, 2024, is included in the table following the Fund’s Investment Portfolio. For the year ended September 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $21,122,000 to $38,099,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,256,000.
The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2024 and the related location in the

DWS High Income Fund	|	33

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$38,727
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(3,880)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(1,121,782)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$102,850
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of September 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross

34	|	DWS High Income Fund

basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$38,727	$(3,880)	$—	$34,847

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$3,880	$(3,880)	$—	$—
C.
Purchases and Sales of Securities
During the year ended September 30, 2024, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $569,930,135 and $611,626,185, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS High Income Fund	|	35

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the year ended September 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.464% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares and through January 31, 2025 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class R	1.25%
Class R6	.75%
Class S	.75%
Institutional Class	.75%
For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$1,925
Class R	1,975
Class S	1,430
$5,330

36	|	DWS High Income Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2024, the Administration Fee was $509,096, of which $41,644 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2024
Class A	$179,601	$29,541
Class C	1,636	256
Class R	45	—
Class R6	287	44
Class S	6,702	1,138
Institutional Class	950	159
	$189,221	$31,138
In addition, for the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$277,482
Class C	5,494
Class R	3,415
Class S	14,356
Institutional Class	70,805
$371,552
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of

DWS High Income Fund	|	37

Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2024
Class C	$34,350	$2,644
Class R	3,415	—
	$37,765	$2,644
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2024	Annual Rate
Class A	$990,553	$177,329.23%
Class C	11,395	2,142.25%
Class R	3,415	—	.25%
	$1,005,363	$179,471
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2024 aggregated $14,616.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2024, the CDSC for Class C shares aggregated $104. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2024, DDI received $1,700 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2024, the amount charged to the Fund by

38	|	DWS High Income Fund

DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,098, of which $235 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended September 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $14,043.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

DWS High Income Fund	|	39

F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2024.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,287,225	$66,099,989	13,498,631	$57,054,802
Class C	101,057	442,191	122,311	515,661
Class R	72,320 *	307,323 *	314,109	1,325,463
Class R6	37,565	162,389	126,588	538,329
Class S	965,919	4,176,914	3,499,513	14,590,981
Institutional Class	4,842,938	21,046,694	10,388,911	43,721,883
		$92,235,500		$117,747,119
Shares issued to shareholders in reinvestment of distributions
Class A	5,442,076	$23,474,862	5,526,490	$23,204,778
Class C	55,755	240,777	65,084	273,853
Class R	18,860 *	80,235 *	33,527	140,854
Class R6	16,242	70,000	11,475	48,193
Class S	229,279	991,272	290,812	1,222,593
Institutional Class	1,061,082	4,586,712	1,166,061	4,904,236
		$29,443,858		$29,794,507

40	|	DWS High Income Fund

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(27,184,378)	$(117,570,384)	(26,718,768)	$(112,763,148)
Class C	(444,762)	(1,914,024)	(350,792)	(1,477,900)
Class R	(809,794)*	(3,522,601)*	(124,282)	(523,704)
Class R6	(95,197)	(411,847)	(31,950)	(135,389)
Class S	(1,228,255)	(5,322,357)	(9,276,974)	(38,692,418)
Institutional Class	(7,337,266)	(31,743,810)	(14,350,098)	(60,194,926)
		$(160,485,023)		$(213,787,485)
Net increase (decrease)
Class A	(6,455,077)	$(27,995,533)	(7,693,647)	$(32,503,568)
Class C	(287,950)	(1,231,056)	(163,397)	(688,386)
Class R	(718,614)*	(3,135,043)*	223,354	942,613
Class R6	(41,390)	(179,458)	106,113	451,133
Class S	(33,057)	(154,171)	(5,486,649)	(22,878,844)
Institutional Class	(1,433,246)	(6,110,404)	(2,795,126)	(11,568,807)
		$(38,805,665)		$(66,245,859)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).
H.
Payments by Affiliates
During the year ended September 30, 2024, the Advisor agreed to reimburse the Fund $4 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DWS High Income Fund	|	41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Income Trust and Shareholders of DWS High Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS High Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Income Trust (the “Trust” )), including the investment portfolio, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Income Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

42	|	DWS High Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 22, 2024

DWS High Income Fund	|	43

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

44	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS High Income Fund	|	45

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

46	|	DWS High Income Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

DWS High Income Fund	|	47

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DHIF-BFE2024

48	|	DWS High Income Fund

DHIF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/29/2024